Segment Information - Geographical Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
REVENUE	¥ 2,516,810	¥ 2,374,934	¥ 2,032,298
Non-current assets	2,240,696	1,975,299
Mainland China [member]
Disclosure of geographical areas [Line Items]
REVENUE	1,476,693	1,538,315	1,302,695
Non-current assets	2,027,428	1,782,624
Other countries [member]
Disclosure of geographical areas [Line Items]
REVENUE	1,040,117	836,619	¥ 729,603
Non-current assets	¥ 213,268	¥ 192,675